Discontinued operations (Tables)	6 Months Ended
Jun. 30, 2014
Discontinued operations [Abstract]
Schedule of Discontinued Operations

A summary of the Company's assets and liabilities from discontinued operations as of June 30, 2014 and 2013 are as follows:

	June 30,	December 31,
	2014	2013
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$21	$259
Accounts receivable, net	-	361
Prepaid expenses and other current assets	72	121
Total current assets from discontinued operations	$93	$741

LIABILITIES
CURRENT LIABILITIES:
Accounts payable	$18	$259
Accrued expenses and other current liabilities	4	588
Total current liabilities from discontinued operations	$22	$847

A summary of the Company's results from discontinued operations for the periods ended June 30, 2014 and 2013 is as follows:

	Period ended, June 30,
	2014	2013
Revenue	$93	$2,706
Cost of revenue	106	2,261
GROSS PROFIT (EXCESS OF COSTS OF REVENUES OVER REVENUE)	(13)	445
Selling, general and administrative expenses	28	408
OPERATING PROFIT (LOSS)	(41)	37
Other income , net	-	629
Income tax benefit	-	1,224
Income (loss) from discontinued operations	$(41)	$1,890